Schwab Capital Trust
Schwab Monthly Income Fund – Target Payout

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.1% OF NET ASSETS

U.S. Stocks 19.6%
Large-Cap 19.6%
Schwab U.S. Dividend Equity ETF	$8,086,633	$149,278	($ 406,055)	($ 14,209)	($ 248,489)	$7,567,158	103,433	$61,698

International Stocks 20.3%
Developed Markets 20.3%
Schwab International Dividend Equity ETF	7,933,765	88,092	(570,302)	16,879	402,743	7,871,177	333,101	—

Real Estate 9.8%
Global Real Estate 9.8%
Schwab Global Real Estate Fund	3,956,444	78,028	(309,905)	(18,223)	67,636	3,773,980	612,659	36,164

Fixed Income 27.3%
Intermediate-Term Bond 20.2%
Schwab 5-10 Year Corporate Bond ETF	1,214,989	—	(174,976)	(8,203)	47,929	1,079,739	24,185	7,004
Schwab U.S. Aggregate Bond Index Fund	6,970,822	51,413	(449,792)	(37,576)	201,922	6,736,789	746,045	51,502
						7,816,528
Long-Term Government Bond 7.1%
Schwab Long-Term U.S. Treasury ETF	2,810,637	—	(255,211)	(2,531)	179,362	2,732,257	72,938	17,372
						10,548,785

Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	432,443	3,871	—	—	(87)	436,227	436,183	4,906
Total Affiliated Underlying Funds (Cost $30,305,929)	$31,405,733	$370,682	($2,166,241 )	($63,863 )	$651,016	$30,197,327		$178,646

UNAFFILIATED UNDERLYING FUNDS 21.7% OF NET ASSETS

Fixed Income 21.1%
Floating Rate Loan 3.3%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,263,982	136,352
High-Yield Bond 11.1%
BlackRock High Yield Bond Portfolio, Class K						4,296,022	632,698

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
Preferred 6.7%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$2,588,840	231,146
						8,148,844

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70% (b)						256,282	256,282
Total Unaffiliated Underlying Funds (Cost $8,688,433)						$8,405,126
Total Investments in Securities (Cost $38,994,362)						$38,602,453

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.5% OF NET ASSETS

U.S. Stocks 19.6%
Large-Cap 19.6%
Schwab U.S. Dividend Equity ETF	$13,593,952	$361,708	($ 244,938)	$554	($ 430,468)	$13,280,808	181,531	$108,283

International Stocks 20.4%
Developed Markets 20.4%
Schwab International Dividend Equity ETF	13,337,658	—	(189,841)	2,956	709,545	13,860,318	586,556	—

Real Estate 9.7%
Global Real Estate 9.7%
Schwab Global Real Estate Fund	6,671,380	162,813	(347,147)	(27,923)	95,766	6,554,889	1,064,105	62,813

Fixed Income 27.4%
Intermediate-Term Bond 20.3%
Schwab 5-10 Year Corporate Bond ETF	2,032,639	—	(95,031)	(4,768)	75,247	2,008,087	44,979	12,087
Schwab U.S. Aggregate Bond Index Fund	11,809,540	87,100	(470,879)	(39,571)	321,329	11,707,519	1,296,514	87,217
						13,715,606
Long-Term Government Bond 7.1%
Schwab Long-Term U.S. Treasury ETF	4,677,053	—	(143,602)	(4,602)	295,962	4,824,811	128,799	29,679
						18,540,417

Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	943,394	8,445	—	—	(191)	951,648	951,553	10,703
Total Affiliated Underlying Funds (Cost $53,084,595)	$53,065,616	$620,066	($1,491,438 )	($73,354 )	$1,067,190	$53,188,080		$310,782

UNAFFILIATED UNDERLYING FUNDS 21.4% OF NET ASSETS

Fixed Income 20.9%
Floating Rate Loan 3.1%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$2,123,054	229,024
High-Yield Bond 11.1%
BlackRock High Yield Bond Portfolio, Class K						7,535,395	1,109,778

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
Preferred 6.7%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,503,920	402,136
						14,162,369

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70% (b)						333,444	333,444
Total Unaffiliated Underlying Funds (Cost $14,988,405)						$14,495,813
Total Investments in Securities (Cost $68,073,000)						$67,683,893

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Income Payout

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.8% OF NET ASSETS

U.S. Stocks 12.7%
Large-Cap 12.7%
Schwab U.S. Dividend Equity ETF	$9,515,245	$—	($ 476,301)	$3,554	($ 290,806)	$8,751,692	119,624	$71,356

International Stocks 11.1%
Developed Markets 11.1%
Schwab International Dividend Equity ETF	7,442,857	—	(210,789)	9,077	390,589	7,631,734	322,968	—

Real Estate 5.8%
Global Real Estate 5.8%
Schwab Global Real Estate Fund	4,236,358	38,034	(366,783)	(15,429)	76,916	3,969,096	644,334	38,034

Fixed Income 49.7%
Intermediate-Term Bond 43.5%
Schwab 1-5 Year Corporate Bond ETF	5,692,024	—	(199,618)	(1,367)	81,058	5,572,097	117,147	25,468
Schwab 5-10 Year Corporate Bond ETF	6,462,629	—	(420,055)	(14,405)	242,043	6,270,212	140,446	37,421
Schwab U.S. Aggregate Bond Index Fund	18,777,306	137,627	(1,299,705)	(159,015)	598,443	18,054,656	1,999,408	137,812
						29,896,965
Long-Term Government Bond 6.2%
Schwab Long-Term U.S. Treasury ETF	4,255,723	—	(292,629)	(6,084)	270,763	4,227,773	112,861	26,088
						34,124,738

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	993,642	8,895	—	—	(201)	1,002,336	1,002,236	11,273
Total Affiliated Underlying Funds (Cost $56,741,041)	$57,375,784	$184,556	($3,265,880 )	($183,669 )	$1,368,805	$55,479,596		$347,452

UNAFFILIATED UNDERLYING FUNDS 18.8% OF NET ASSETS

Fixed Income 18.7%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$2,084,518	224,867
High-Yield Bond 9.1%
BlackRock High Yield Bond Portfolio, Class K						6,235,790	918,378

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
Preferred 6.6%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,511,023	402,770
						12,831,331

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70% (b)						67,125	67,125
Total Unaffiliated Underlying Funds (Cost $13,389,915)						$12,898,456
Total Investments in Securities (Cost $70,130,956)						$68,378,052

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and underlying funds. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343MAR23